Fair Value Measurements (Details Narrative)		9 Months Ended
	Jul. 31, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jul. 28, 2025 $ / shares	Feb. 28, 2025 $ / shares	Feb. 04, 2025 USD ($)	Jan. 31, 2025 $ / shares	Dec. 31, 2024 USD ($)	Aug. 18, 2024 USD ($)	Jan. 31, 2024 $ / shares	Dec. 31, 2023 USD ($)	Aug. 31, 2023	Dec. 31, 2022 USD ($)	Jan. 18, 2022 $ / shares	Jul. 31, 2021 USD ($)
Warrant liability, term												10 years
Debt Instrument, Fair Value Disclosure		$ 17,010,000	$ 13,727,000					$ 15,510,000			$ 3,764,000		$ 3,183,000
Debt Instrument, Face Amount								5,000.0			948,000
Share price | $ / shares					$ 0.44		$ 2.235			$ 4.352
CSLM Acquisition Corp [Member]
Marketable securities held in Trust Account		12,289,337						16,053,202			51,976,918
Initial fair value	$ 17,573,073	$ 17,573,073
Debt Instrument, Face Amount								$ 150,000	$ 330,000						$ 300,000
Share price | $ / shares	$ 12.70	$ 14.00												$ 10.00
Discount rate		475.00%						475.00%
CSLM Acquisition Corp [Member] | Common Class A [Member]
Share price | $ / shares		$ 8.82		$ 12.33
CSLM Acquisition Corp [Member] | US Treasury Securities [Member]
Discount rate		4.30%
CSLM Acquisition Corp [Member] | Forward Purchase Agreement [Member]
Subscription receivable	$ 11,005,073
Fair Value, Recurring [Member]
Debt Instrument, Fair Value Disclosure		$ 7,530,000						$ 6,524,000			3,764,000
Fair Value, Recurring [Member] | CSLM Acquisition Corp [Member]
Marketable securities held in Trust Account		$ 12,289,337						$ 16,053,202			$ 51,976,918
Fair Value, Nonrecurring [Member] | CSLM Acquisition Corp [Member] | Third Amended and Restated Working Capital Promissory Note [Member]
Debt Instrument, Fair Value Disclosure						$ 4,715,000
Debt Instrument, Face Amount						2,750,000
Accrued Liabilities, Fair Value Disclosure						142,156
Debt Instrument, Unamortized Premium						$ 1,822,844
Measurement Input, Expected Dividend Rate [Member]
Warrant liability, measurement input		0.0						0.0			0.0
Measurement Input, Risk Free Interest Rate [Member]
Warrant liability, measurement input		4.00						4.5			3.9
Measurement Input, Share Price [Member]
Warrant liability, measurement input		6.41						7.48			1.28
Measurement Input, Expected Term [Member]
Warrant liability, measurement input		7.90						8.65
Warrant liability, term											9 years 7 months 24 days
Measurement Input, Annualized Volatility [Member]
Warrant liability, measurement input		60.0						65.0			63.0
Measurement Input, Per Share Buyout Price [Member]
Warrant liability, measurement input											5.35